CONSOLIDATED BUSINESS SEGMENTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales to external customers	CAD 1,991.1	CAD 1,109.3	CAD 1,051.4
Inter-segment sales	0.0	0.0	0.0
Depreciation and amortization	61.4	44.6	47.0
Restructuring (note 20)	1.8	0.5	1.2
Impairment and other closure costs (note 6)	0.0	16.5	86.9
Operating earnings (loss)	(12.7)	(13.5)	(87.8)
Total assets	919.1	668.7	700.1
Additions to property, plant and equipment	34.5	21.9	23.4
Corporate Adjustments [Member]
Sales to external customers	60.5	0.0	0.0
Inter-segment sales	(24.3)	(27.9)	(24.8)
Depreciation and amortization	1.0	0.0	0.0
Restructuring (note 20)	0.0	0.0	0.0
Impairment and other closure costs (note 6)		0.0	0.0
Operating earnings (loss)	(5.0)	0.0	0.0
Total assets	30.7	0.0	0.0
Additions to property, plant and equipment	1.6	0.0	0.0
Coated Papers [Member]
Sales to external customers	1,033.8	181.7	176.4
Inter-segment sales	0.0	0.0	0.0
Depreciation and amortization	24.0	6.5	8.0
Restructuring (note 20)	0.0	0.0	0.1
Impairment and other closure costs (note 6)		0.0	27.0
Operating earnings (loss)	(25.1)	(6.9)	(5.1)
Total assets	258.8	105.4	116.6
Additions to property, plant and equipment	20.1	4.8	3.8
Uncoated Papers [Member]
Sales to external customers	382.5	425.0	458.7
Inter-segment sales	0.0	0.0	0.0
Depreciation and amortization	25.5	28.4	32.4
Restructuring (note 20)	1.8	0.5	0.5
Impairment and other closure costs (note 6)		16.5	59.9
Operating earnings (loss)	(11.2)	(44.0)	(97.2)
Total assets	350.1	335.0	347.4
Additions to property, plant and equipment	4.3	9.1	11.6
Newsprint [Member]
Sales to external customers	235.5	237.9	192.3
Inter-segment sales	0.0	0.0	0.0
Depreciation and amortization	7.3	7.3	5.1
Restructuring (note 20)	0.0	0.0	0.4
Impairment and other closure costs (note 6)		0.0	0.0
Operating earnings (loss)	(10.4)	(0.6)	8.4
Total assets	196.3	147.6	149.9
Additions to property, plant and equipment	5.5	3.3	2.0
Pulp [Member]
Sales to external customers	278.8	264.7	224.0
Inter-segment sales	24.3	27.9	24.8
Depreciation and amortization	3.6	2.4	1.5
Restructuring (note 20)	0.0	0.0	0.2
Impairment and other closure costs (note 6)		0.0	0.0
Operating earnings (loss)	39.0	38.0	6.1
Total assets	83.2	80.7	86.2
Additions to property, plant and equipment	CAD 3.0	CAD 4.7	CAD 6.0